Share-Based Payments	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
SHARE-BASED PAYMENTS

13. SHARE-BASED PAYMENTS

2019 Plan

In December 2019, BCPE Stack ESOP Holdco Limited (“ESOP Holdco”, a shareholder of the Company) approved a share option plan (“2019 Plan”) with a contractual term of ten years. On January 8, 2020, options for the purchase of 17,633,120 ESOP Holdco Class B shares (“Class B Options”) were granted to certain employees of the Group. These options are accounted for as equity awards and contain both service and performance vesting conditions. 60% of the options granted will vest in three or four equal installments over a three to four year service period while the remaining 40% of the options will vest in two equal installments of 20% each if prespecified performance targets related to the return on the Company’s ordinary shares are achieved. The corresponding Class B shares of the vested option can be exchanged for the Company’s ordinary shares on a one-for-one basis at any time after completion of the IPO. As of December 31, 2021, 3,873,613 ESOP Holdco Class B shares were exchanged for the Company’s Class A ordinary shares.

Pursuant to the terms and conditions of the 2019 Plan, grantees may early exercise all or a portion of the Class B Options granted prior to the completion of an IPO, however, such ESOP Holdco Class B shares issued upon exercise or the underlying ordinary shares of the Company exchangeable for after IPO still remain subject to the original service and performance vesting conditions. On April 13, 2020, all of the 17,633,120 Class B Options were early exercised into the corresponding ESOP Holdco Class B shares. The Company considered the rights and obligations of the awards under this arrangement and concluded that the early exercise of the options was not considered substantive for accounting purposes in accordance with ASC 718-10-55-31.

A portion of the Class B options with service conditions granted under 2019 Plan are subject to accelerated vesting upon listing of the Company’s equity securities on the stock exchange. On September 30, 2020 (“Listing Date”), the Company’s ADSs commenced trading on the NASDAQ, and share-based compensation expenses of RMB27,580 were immediately recognized for 3,808,818 ESOP Holdco Class B shares with vesting accelerated.

A summary of the activity is stated below:

	Number of share options/ESOP Holdco Class B shares	Weighted average grant date fair value
		US$
Awarded and unvested as of December 31, 2020	9,843,125	1.68
Granted	-	n/a
Vested	(398,553)	1.56
Forfeited	(112,000)	1.87
Awarded and unvested as of December 31, 2021	9,332,572	1.68
Expected to vest as of December 31, 2021	9,332,572	1.68

The weighted-average exercise price for forfeited share options during the year ended December 31, 2021 was US$0.50. The weighted-average grant-date fair value of share options granted during the years ended December 31, 2020 and 2021 was US$1.73 and nil, respectively. The total fair value of share options vested during the years ended December 31, 2020 and 2021 was US$13,923 and US$620, respectively.

2020 Plan

In May 2020, the Company’s Board of Directors approved a share option plan (“2020 Plan”) with a contractual term of ten years. The maximum aggregate number of ordinary shares that are authorized to be issued under the 2020 Plan is 5,667,164. On May 29, 2020, 5,667,164 share options were granted to an employee of the Group. These awards are accounted for as equity awards and contain both service and performance vesting conditions. 50% of the award granted will vest in four equal installments over a four-year service period while the remaining 50% of the awards will vest in two equal installments of 25% each if prespecified performance targets related to the return of the Company’s ordinary shares are achieved.

In September 2020, the Company’s Board of Directors approved to increase maximum aggregate number of ordinary shares that are authorized to be issued under the 2020 Plan to 11,334,328. 5,666,345 share options with service and/or performance vesting conditions were then granted to certain employees of the Group. These awards are accounted for as equity awards. Pursuant to the option award agreement, a portion of the share options with service conditions are subject to accelerated vesting upon listing of the Company’s equity securities on the stock exchange. Share-based compensation expenses of RMB21,914 were immediately recognized for 1,125,600 share options with vesting accelerated on the Listing Date.

13. SHARE-BASED PAYMENTS (Continued)

In October 2020, 2,805,000 share options were granted to certain employees of the Group. These awards are accounted for as equity awards and contain service conditions. Pursuant to the option award agreement, these share options granted will become vested over a service period of four years. In December 2020, the Company’s Board of Directors approved to increase maximum aggregate number of ordinary shares that are authorized to be issued under the 2020 Plan to 22,291,218.

In 2021, a total of 1,350,482 share options were granted to certain employees of the Group. These awards are accounted for as equity awards and contain service conditions. Pursuant to the option award agreement, these share options granted will become vested over a service period of three to four years.

A summary of the activity under 2020 Plan is stated below:

	Number of share options	Weighted average grant date fair value
		US$
Outstanding as of December 31, 2020*	14,136,509	4.21
Granted	1,350,482	3.17
Exercised	(2,085,515)	4.31
Forfeited	(949,222)	4.62
Outstanding as of December 31, 2021*	12,452,254	4.05
Vested and expected to vest as of December 31, 2021	12,452,254	4.05
Exercisable as of December 31, 2021	1,551,155	4.66

* On August 26, 2020, 5,667,164 share options were early exercised with an exercise cash consideration of US$5,667 received by the Company. The Company’s ordinary shares issued for the grantee’s early exercise still remain subject to the existing service and performance vesting conditions. The Company has a right (but not the obligation) to repurchase the vested shares at fair market value, and the unvested shares at the lower of fair market value or the option’s exercise price at any time during a six-month period following the grantee’s termination of services. The Company considered the rights and obligations of the options under this arrangement and concluded that the early exercise of the options was not considered substantive for accounting purposes in accordance with ASC 718-10-55-31, and recorded the proceeds received from early exercise as a liability. As of December 31, 2020 and 2021, 5,667,164 and 4,958,769 early exercised options but not vested remained as outstanding option, respectively.

The weighted-average exercise price for granted, exercised and forfeited share options during the year ended December 31, 2021 was US$3.42, US$1.25 and US$1.92, respectively. The weighted-average exercise price for share options outstanding as of December 31, 2020 and 2021 was US$1.47 and US$1.69, respectively. The weighted-average exercise price for share options expected to vest and exercisable as of December 31, 2021 was US$1.69 and US$1.82, respectively.

The weighted-average grant-date fair value of share options granted during the years ended December 31, 2020 and 2021 was US$5.43 and US$3.17, respectively. The total intrinsic value of share options exercised during the years ended December 31, 2020 and 2021 was nil and US$4,282, respectively. The total fair value of share options vested during the years ended December 31, 2020 and 2021 was US$7,846 and US$8,258, respectively. The aggregate intrinsic value represents the difference between the fair value of the Company’s ordinary share as of December 31, 2021 and the share option’s respective exercise price. The aggregate intrinsic value of share options outstanding and currently exercisable as of December 31, 2021 was US$20,385 and US$2,356, respectively. The weighted-average remaining contractual term of share options outstanding and currently exercisable is 8.53 and 8.72 years, respectively.

As of December 31, 2021, there was US$44,440 of total unrecognized employee share-based compensation expenses related to unvested share-based awards under 2019 Plan and 2020 Plan, which are expected to be recognized over a weighted-average period of 1.45 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

13. SHARE-BASED PAYMENTS (Continued)

ISUs

On September 11, 2019, BCPE Bridge Cayman, L.P. (“BCPE Bridge”, a shareholder of the Company) issued 1,000,000 BCPE Bridge Class B Units to Bridge Management, L.P. (“SBC Platform”). To attract and retain key employees, the SBC Platform will grant its incentive units to eligible employees of the Group. Each SBC Platform incentive unit represents one BCPE Bridge Cayman, L.P. Class B Unit (“ISUs”). The ISUs granted are accounted for as equity awards. For ISUs granted during 2019, a portion became vested immediately upon grant, and the remaining portion will vest generally over a service period of one to five years. For ISUs granted during 2020, a portion will vest in three or four equal installments over a three to four year service period, and the remaining portion will vest in two equal installments if prespecified performance targets related to the return on the Company’s ordinary shares are achieved. Pursuant to the ISU agreements, certain ISUs with service vesting conditions are subject to accelerated vesting upon listing of the Company’s equity securities on the stock exchange. Share-based compensation of RMB5,132 was immediately recognized for 31,137 ISUs with vesting accelerated on the Listing Date.

On August 18, 2020 (“Modification Date”), in connection with the Company’s Pre-IPO private placements (Note 1), BCPE Bridge sold shares representing 21.81% of its shareholding to new investors, and the cash consideration received will be distributed to the shareholders including the SBC Platform (the “Modification”). As part of the Modification, US$30.5 million equivalent to RMB210,986 will be distributed to ISU holders in lieu of underlying ISUs according to the existing ISU vesting schedule. The Company has concluded that future service from the grantees is required for unvested ISUs. Therefore, as of the Modification Date, under ASC 718 the cash settlement was accounted for as a (i) settlement for vested ISUs with no incremental share-based compensation expenses recognized, and (ii) a modification for unvested ISUs, whereby the cash settlement amount in excess of the corresponding original fair value of cash-settled ISU was recorded on the Modification Date on a pro rata basis for the portion of the lapsed service period and remaining additional share-based compensation will be recognized over the remaining vesting schedule.

In October 2020, the SBC Platform redeemed its 1,000,000 BCPE Bridge Class B Units in exchange for 26,797,650 of the Company’s Class B ordinary shares pursuant to the terms of the original SBC Platform and related ISU agreements.

A summary of the ISU activities is stated below:

	Number of ISUs	Weighted average grant date fair value
		US$
Awarded and unvested as of December 31, 2020	385,517	74.78
Granted	18,658	79.32
Vested	(169,361)	48.02
Forfeited	(22,385)	124.89
Awarded and unvested as of December 31, 2021	212,429	91.23
Expected to vest as of December 31, 2021	212,429	91.23

As of December 31, 2021, there was US$13,624 of total unrecognized employee share-based compensation expenses related to unvested ISUs, which are expected to be recognized over a weighted-average period of 1.20 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

13. SHARE-BASED PAYMENTS (Continued)

Fair value of share options and ISUs

The fair value of share options was determined using the binomial option valuation model, with the assistance of an independent appraiser. The binomial model requires the input of a few key assumptions. For expected volatility, the Company made reference to historical volatility of several comparable companies. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. “Employee Stock Option Exercises: An Empirical Analysis.” Journal of Accounting and Economics, vol. 21, no. 1 (February):5-43, which are widely adopted by valuers as authoritative guidance on expected exercise multiples. The risk-free rate for the period within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant.

The assumptions used to estimate the fair value of the share options granted during the years ended December 31, 2020 and 2021 are as follows:

	For the year ended December 31,
	2020	2021
Risk-free rate	0.57% – 1.90%	1.31% – 1.82%
Expected volatility range	39.65% – 40.53%	41% – 43%
Exercise multiple	2.80	2.80
Fair value per ordinary share as at valuation dates	US$2.32 – US$14.00	US$4.02 –US$8.27

The fair value of the ISUs is the fair value of BCPE Bridge Cayman, L.P. Class B units at the grant date, which was determined by allocating the BCPE Bridge Cayman, L.P. equity value between the Class A and Class B units based on the predetermined distribution rate.

A summary of share-based compensation expenses recognized in the consolidated statements of comprehensive (loss) income for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenue	—	32,990	6,170	968
Selling and marketing	—	21,691	13,562	2,128
General and administrative	63,746	295,165	100,992	15,848
Total share-based compensation expenses	63,746	349,846	120,724	18,944

In addition, the Company capitalized RMB20,127 in cost of the share options granted to the construction employees as construction in progress for the year ended December 31, 2020. Capitalized share-based compensation costs were immaterial for the years ended December 31, 2019 and 2021.